Applicable laws and regulations - Schedule of statutory purposes (Details) - Financial assets impaired - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Loans at amortized cost	$ 38,708	$ 17,040
Normal
Statement [Line Items]
Loans at amortized cost	0	0
Special mention
Statement [Line Items]
Loans at amortized cost	0	0
Substandard
Statement [Line Items]
Loans at amortized cost	0	0
Doubtful
Statement [Line Items]
Loans at amortized cost	26,933	6,933
Unrecoverable
Statement [Line Items]
Loans at amortized cost	$ 11,775	$ 10,107